Convertible Notes (Details) - USD ($)					12 Months Ended
	Nov. 25, 2024	Nov. 20, 2024	Nov. 04, 2024	Aug. 18, 2023	Dec. 31, 2024
Convertible Notes [Line Items]
Percentage of original issue discount					20.00%
Percentage of Lowest volume					75.00%
Conversion Warrants [Member]
Convertible Notes [Line Items]
Aggregation shares (in Shares)	7,751,939	7,751,939
Three Investors [Member]
Convertible Notes [Line Items]
Aggregate principal amount (in Dollars)					$ 5,000,000
Convertible Notes [Member]
Convertible Notes [Line Items]
Interest rate of percentage					8.00%
Conversion of price per share (in Dollars per share)	$ 0.645	$ 0.645
Convertible Debt [Member]
Convertible Notes [Line Items]
Net proceeds (in Dollars)			$ 4,000,000
Class B Ordinary Shares [Member]
Convertible Notes [Line Items]
Aggregation shares (in Shares)	7,751,939	7,751,939		1,120,000
Class B Ordinary Shares [Member] | Convertible Notes [Member]
Convertible Notes [Line Items]
Conversion of price per share (in Dollars per share)					$ 0.6